Document and Entity Information	Jan. 31, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2022
Entity File Number	1-12431
Entity Registrant Name	UNITY BANCORP, INC.
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-3282551
Entity Address, Address Line One	64 Old Highway 22
Entity Address, City or Town	Clinton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08809
City Area Code	800
Local Phone Number	618-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	UNTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000920427
Amendment Flag	false